28. Segment information (Details - By Product) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 125,582	$ 121,520	$ 114,602
Photo Voltaic Solar Components [Member]
Revenue from External Customer [Line Items]
Revenues	93,547	111,795	86,477
Predevelopment Solar Projects [Member]
Revenue from External Customer [Line Items]
Revenues	15,794	0	0
PV project assets [Member]
Revenue from External Customer [Line Items]
Revenues	10,809	6,042	14,914
Electricity Revenue with PPA's [Member]
Revenue from External Customer [Line Items]
Revenues	3,043	2,793	12,311
Bitcoin mining equipment sale and hosting service [Member]
Revenue from External Customer [Line Items]
Revenues	1,052	0	0
Other Services [Member]
Revenue from External Customer [Line Items]
Revenues	$ 1,337	$ 890	$ 900